Significant Accounting Policies (Details) - EBP 011 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Allowance for credit losses on notes receivable from participants	$ 0	$ 0
Minimum
EBP, Accounting Policy [Line Items]
Interest rates on notes receivable from participants	3.25%
Maximum
EBP, Accounting Policy [Line Items]
Interest rates on notes receivable from participants	9.50%